Equity Offerings - Schedule of Equity Offerings (Detail) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended
	Jun. 02, 2015	Jun. 30, 2015	Sep. 30, 2015
Equity [Abstract]
Gross proceeds received		$ 121,224
Less: Underwriters' discount		4,300
Less: Offering expenses		293	$ 293
Net proceeds received	$ 116,600	$ 116,631